Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Share capital	£ 2,086	£ 2,047
Share premium	141,049	140,890
Share capital and share premium	£ 143,135	£ 142,937
Ordinary shares of £0.04 each	52,162	51,175